SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Segment Reporting Information [Line Items]
Revenue Percentage	10.00%	10.00%